Loans and advances to customers - Loans to customers, net of impairment losses (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	€ 830,031
Advances to customers	18,884
Loans and advances to customers	848,915	€ 790,470	€ 790,848
Refinanced and restructured transactions	36,164
Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	110,908
Refinanced and restructured transactions	3,495
More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	122,539
Refinanced and restructured transactions	3,377
More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	117,789
Refinanced and restructured transactions	3,704
More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	107,741
Refinanced and restructured transactions	4,431
More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	57,987
Refinanced and restructured transactions	12,663
Public sector
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	33,008
Public sector | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,245
Public sector | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	2,254
Public sector | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	4,719
Public sector | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	3,052
Public sector | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	127
Other financial institutions (Financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	35,036
Other financial institutions (Financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	862
Other financial institutions (Financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	887
Other financial institutions (Financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	331
Other financial institutions (Financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	21,347
Other financial institutions (Financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	679
Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	288,912
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	25,599
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	18,426
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	14,183
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	38,049
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	24,695
Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	473,075
Households - other | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	83,202
Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	100,972
Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	98,556
Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	45,293
Households - other | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	32,486
With property collateral
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	394,230
Refinanced and restructured transactions	16,694
With property collateral | Public sector
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	8,565
With property collateral | Other financial institutions (Financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,166
With property collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	65,864
With property collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	318,635
Without collateral
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	313,067
Refinanced and restructured transactions	8,494
Without collateral | Public sector
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	21,611
Without collateral | Other financial institutions (Financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	10,930
Without collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	167,960
Without collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	112,566
With other collateral
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	122,734
Refinanced and restructured transactions	10,976
With other collateral | Public sector
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	2,832
With other collateral | Other financial institutions (Financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	22,940
With other collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	55,088
With other collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	41,874
Construction and property development | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	26,996
Construction and property development | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	9,032
Construction and property development | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	5,745
Construction and property development | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	4,224
Construction and property development | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	2,906
Construction and property development | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	2,447
Construction and property development | With property collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	22,849
Construction and property development | Without collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	2,642
Construction and property development | With other collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,505
Civil Engineering Construction Loans Member | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	3,422
Civil Engineering Construction Loans Member | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	128
Civil Engineering Construction Loans Member | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	294
Civil Engineering Construction Loans Member | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	158
Civil Engineering Construction Loans Member | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	281
Civil Engineering Construction Loans Member | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	461
Civil Engineering Construction Loans Member | With property collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	441
Civil Engineering Construction Loans Member | Without collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	2,100
Civil Engineering Construction Loans Member | With other collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	881
Large companies | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	137,775
Large companies | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	5,275
Large companies | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	3,823
Large companies | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	3,194
Large companies | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	15,592
Large companies | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	11,221
Large companies | With property collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	11,729
Large companies | Without collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	98,670
Large companies | With other collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	27,376
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	120,719
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	11,164
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	8,564
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	6,607
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	19,270
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	10,566
SMEs and individual entrepreneurs | With property collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	30,845
SMEs and individual entrepreneurs | Without collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	64,548
SMEs and individual entrepreneurs | With other collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	25,326
Residential loans | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	308,985
Residential loans | Households - other | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	76,300
Residential loans | Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	94,654
Residential loans | Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	93,403
Residential loans | Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	34,788
Residential loans | Households - other | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	8,078
Residential loans | With property collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	306,701
Residential loans | Without collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,762
Residential loans | With other collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	522
Consumer loans | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	144,846
Consumer loans | Households - other | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	3,590
Consumer loans | Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	4,036
Consumer loans | Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	3,150
Consumer loans | Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	5,207
Consumer loans | Households - other | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	22,644
Consumer loans | With property collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	2,592
Consumer loans | Without collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	106,219
Consumer loans | With other collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	36,035
Other purposes | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	19,244
Other purposes | Households - other | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	3,312
Other purposes | Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	2,282
Other purposes | Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	2,003
Other purposes | Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	5,298
Other purposes | Households - other | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,764
Other purposes | With property collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	9,342
Other purposes | Without collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	4,585
Other purposes | With other collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	€ 5,317